Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	FIRST LIGHT ACQUISITION GROUP, INC.
Entity Central Index Key	0001855485
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2967193
Entity Address, Address Line One	11110 Sunset Hills Road #2278
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	202
Local Phone Number	503-9255
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 5 to Form S-4
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	11110 Sunset Hills Road #2278
Entity Address, City or Town	Reston
Entity Address, Postal Zip Code	20190
City Area Code	202
Local Phone Number	503-9255
Contact Personnel Name	Thomas Vecchiolla